Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,191,676	$ 1,128,123
Less: allowance for depreciation and amortization	658,871	635,760
Property, plant and equipment, net	532,805	492,363
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	50,245	45,281
Building And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	328,269	311,869
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 813,162	$ 770,973